Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Deferred mobilization and contract preparation cost	$ 4.4	$ 0.0
Right-of-use lease asset, non-current [extensible enumeration]	Total	Total
Right-of-use lease asset, non-current	$ 1.3	$ 1.3
Deferred tax asset	0.7	0.2
VAT receivable	0.4	0.4
Prepayments	0.1	0.0
Total	$ 6.9	$ 1.9